Reinsurance (Effects of Reinsurance on Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Premiums and Other Receivables, Net	$ 20,609	$ 21,927
Deferred policy acquisition costs and value of business acquired	4,730	3,746	4,221
Total assets	25,339	25,673
Liabilities:
Other policy-related balances	3,164	3,138
Other Liabilities	6,776	6,547
Total liabilities	9,940	9,685
Direct Reinsurance [Member]
Assets:
Premiums and Other Receivables, Net	221	396
Deferred policy acquisition costs and value of business acquired	5,191	4,264
Total assets	5,412	4,660
Liabilities:
Other policy-related balances	712	691
Other Liabilities	1,257	1,396
Total liabilities	1,969	2,087
Assumed Reinsurance [Member]
Assets:
Premiums and Other Receivables, Net	28	35
Deferred policy acquisition costs and value of business acquired	123	121
Total assets	151	156
Liabilities:
Other policy-related balances	1,641	1,592
Other Liabilities	10	11
Total liabilities	1,651	1,603
Ceded Reinsurance [Member]
Assets:
Premiums and Other Receivables, Net	20,360	21,496
Deferred policy acquisition costs and value of business acquired	(584)	(639)
Total assets	19,776	20,857
Liabilities:
Other policy-related balances	811	855
Other Liabilities	5,509	5,140
Total liabilities	$ 6,320	$ 5,995